Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Within one year [Member]
Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities [Line Items]
Accounts payable and accrued liabilities	$ 943,178
Convertible debt	81,623
Loans payable	121,087
Silent partnerships
Lease liabilities	100,251
Total	1,246,139
Between one and five years [Member]
Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities [Line Items]
Accounts payable and accrued liabilities
Convertible debt
Loans payable
Silent partnerships	2,033,162
Lease liabilities	377,711
Total	2,410,873
More than five years [Member]
Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities [Line Items]
Accounts payable and accrued liabilities
Convertible debt
Loans payable
Silent partnerships
Lease liabilities	151,120
Total	$ 151,120